Other Non-financial Assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Other Non Financial Assets [abstract]
Summary of Other Non-financial Assets
“Other Non-financial Assets” break down as follows:

	12.31.25	12.31.24
Payments on behalf of third parties	21,528,249	21,645,065
Advances of fees to Directors and Syndics	2,955,275	2,621,562
Advances to Personnel	14,245	36,703,021
Tax Credits	39,839,404	133,798,715
Payments made in Advance	41,991,689	77,000,904
Advances for Purchase of Assets	8,203,874	7,847,270
Investment properties (*)	20,291,062	15,244,754
Other Sundry Assets Measured at Cost	98,264,698	54,840,107
Assets Taken in Defense of Credits	576,630	576,630
Contract Assets	15,966,426	23,749,857
Others	3,640,507	3,018,788
Total	253,272,059	377,046,673
(*) Changes in “Investment Properties” are detailed in Schedule F.